Earnings per share (EPS) and shares outstanding	3 Months Ended
Jun. 30, 2020
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure of earnings per share and shares outstanding [text block]

Note 9 Earnings per share (EPS) and shares outstanding

	As of or for the quarter ended			As of or year-to-date
	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19

Basic earnings (USD million)
Net profit / (loss) attributable to shareholders	1,232	1,595	1,392	2,827	2,533

Diluted earnings (USD million)
Net profit / (loss) attributable to shareholders	1,232	1,595	1,392	2,827	2,533
Less: (profit) / loss on own equity derivative contracts	0	0	0	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	1,232	1,595	1,392	2,827	2,533

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,584,522,015	3,591,853,051	3,694,660,679	3,588,187,534	3,694,529,827
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	106,543,728	114,911,986	95,817,338	110,717,626	101,297,249
Weighted average shares outstanding for diluted EPS	3,691,065,743	3,706,765,037	3,790,478,017	3,698,905,160	3,795,827,076

Earnings per share (USD)
Basic	0.34	0.44	0.38	0.79	0.69
Diluted	0.33	0.43	0.37	0.76	0.67

Shares outstanding and potentially dilutive instruments
Shares issued	3,859,055,395	3,859,055,395	3,859,055,395	3,859,055,395	3,859,055,395
Treasury shares	271,876,346	274,964,517	199,121,101	271,876,346	199,121,101
Shares outstanding	3,587,179,049	3,584,090,878	3,659,934,294	3,587,179,049	3,659,934,294
Potentially dilutive instruments[2]	27,456,453	29,801,232	27,263,830	26,911,953	27,239,110
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period. 2 Reflects potential shares that could dilute basic earnings per share in the future, but were not dilutive for the periods presented. It mainly includes equity derivative contracts.